Acquisitions, disposals and business combinations	3 Months Ended
Mar. 31, 2020
Acquisitions, disposals and business combinations
Acquisitions, disposals and business combinations

4.Acquisitions, disposals  and business combinations

2020

Rocketbank

In March 2020, the Board of Directors has decided to wind down the Rocketbank project and the Group is currently investigating the most efficient way to reuse or dispose of the Rocketbank assets. The Rocketbank’s operations are not considered as discontinued until the liquidation is completed.